[GRAPHIC]


MONEY MARKET FUNDS
PROSPECTUS -- MARKET CLASS SHARES

                                                                  AUGUST 1, 1999
                                                              AS SUPPLEMENTED ON
                                                               DECEMBER 31, 1999

Money Market Funds
NATIONS CASH RESERVES
NATIONS TREASURY RESERVES

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                NOT FDIC INSURED
                                 MAY LOSE VALUE
                               NO BANK GUARANTEE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------



[GRAPHIC]


             TERMS USED IN THIS PROSPECTUS


             IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN
             TERMS USED IN THIS PROSPECTUS.

[GRAPHIC]


             YOU'LL FIND TERMS USED IN
             THIS PROSPECTUS ON PAGE 22.

             YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

             AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

 This booklet, which is called a prospectus, tells you about two of the Nations Funds Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

 This prospectus offers Market Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their institutional client accounts. Please turn to page 13 for more information about who is eligible to buy this class of shares.

 ABOUT THE FUNDS
 The Money Market Funds seek to provide income while protecting your original investment by investing in MONEY MARKET INSTRUMENTS.

 Money market instruments include short-term DEBT SECURITIES that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

 ARE THESE FUNDS RIGHT FOR YOU?
 Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

  The Money Market Funds may be suitable for you if:

  o you're looking for a relatively low risk investment with stability of principal

  o you have short-term income needs

 They may not be suitable for you if:

  o you're looking for higher returns

  o you're more comfortable with bank deposits that are FDIC-insured

 You'll find a discussion of each Fund's principal investments, strategies and risks in the Fund descriptions that start on page 4.

 FOR MORE INFORMATION
 If you have any questions about the Funds, please call us at 1.800.626.2275. You can also contact your investment professional.

 You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------



[GRAPHIC]


             BANC OF AMERICA ADVISORS, INC.


             BANC OF AMERICA ADVISORS, INC. (BAAI) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- BANC OF AMERICA CAPITAL MANAGEMENT, INC. (BACAP)*, WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR EACH OF THE FUNDS.

[GRAPHIC]


             YOU'LL FIND MORE ABOUT
             BAAI AND BACAP
             STARTING ON PAGE 11.

             * BACAP'S NAME IS EXPECTED TO BE CHANGED FROM TRADESTREET INVESTMENT ASSOCIATES, INC. ON OR ABOUT JANUARY 18, 2000.


[GRAPHIC]
About the Money Market Funds
NATIONS CASH RESERVES                                    4
Sub-adviser: BACAP
---------------------------------------------
NATIONS TREASURY RESERVES                                7
Sub-adviser: BACAP
---------------------------------------------
OTHER IMPORTANT INFORMATION                             10
---------------------------------------------
HOW THE FUNDS ARE MANAGED                               11
[GRAPHIC]



    About your investment
INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                 13
  How selling and servicing agents are paid             17
  Distributions and taxes                               18
---------------------------------------------
FINANCIAL HIGHLIGHTS                                    20
---------------------------------------------
TERMS USED IN THIS PROSPECTUS                           22
---------------------------------------------
WHERE TO FIND MORE INFORMATION                  BACK COVER

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


[GRAPHIC]


             ABOUT THE SUB-ADVISER


             BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]


             YOU'LL FIND MORE ABOUT
             BACAP ON PAGE 12.

             THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

             THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF CLASS 1 MONEY MARKET MUTUAL FUNDS.


[GRAPHIC]


             FIRST-TIER SECURITIES

             A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

 Nations Cash Reserves


[GRAPHIC]


        INVESTMENT OBJECTIVE

        This Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.


[GRAPHIC]


        PRINCIPAL INVESTMENT STRATEGIES

        This Fund pursues its objective by generally investing in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, are considered to have remaining maturities of 397 days or less.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  o COMMERCIAL PAPER

  o BANK OBLIGATIONS

  o short-term DEBT SECURITIES, including instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, like PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in, or instruments backed by, the securities and other assets owned by these issuers

  o short-term taxable MUNICIPAL SECURITIES

  o REPURCHASE AGREEMENTS secured by first-tier securities or U.S. GOVERNMENT OBLIGATIONS

 The Fund may also invest in other money market funds, consistent with its investment objective and strategies. The Fund may invest more than 25% of its assets in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks, when the portfolio management team believes market conditions warrant it.

 Although not part of its principal investment strategies, the Fund may also lend its portfolio securities to qualified institutional investors and may engage in reverse repurchase agreements.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  o Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  o Security analysis includes evaluating the credit quality of an instrument.

 Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

[GRAPHIC]


               YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND STARTING ON PAGE 10 AND IN THE SAI.



[GRAPHIC]
       RISKS AND OTHER THINGS TO CONSIDER Nations Cash Reserves has the following risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[GRAPHIC]
             MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS, AND FUND EXPENSES.

             FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT
             1.800.626.2275. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

[GRAPHIC]
        A LOOK AT THE FUND'S PERFORMANCE

        The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

[GRAPHIC TABLE APPEARS HERE]

     1996      1997      1998
     ----      ----      ----
     3.34%     5.25%     5.19%

* Return is from inception (5-2-96) to 12-31-96.

        YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999:  3.42%
        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

        Best: 3rd & 4th quarter 1997:     1.32%
        Worst: 3rd quarter 1999:          1.17%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                  1 year      Since inception
  Market Class Shares           5.19%        5.18%

[GRAPHIC]

             THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

             TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)                        Market Class Shares
        Maximum sales charge (load) imposed on purchases        none
        Maximum deferred sales charge (load) none ANNUAL FUND OPERATING
        EXPENSES1 (Expenses that are deducted from the Fund's assets) Management fees 0.15% Distribution (12b-1) and shareholder servicing fees 0.45%
        Other expenses 0.13%
                                                                ------
        Total annual Fund operating expenses                      0.73%
        Fee waivers and/or reimbursements                        (0.08)%
                                                                ------
        Total net expenses2                                       0.65%
                                                                ======

        1The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

        2The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

        THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

      o you reinvest all dividends and distributions in the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above

      o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year     3 years     5 years     10 years
  Market Class Shares     $66        $225        $398        $899

ABOUT THE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


[GRAPHIC]
             ABOUT THE SUB-ADVISER


             BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

[GRAPHIC]
             YOU'LL FIND MORE ABOUT
             BACAP ON PAGE 12.

             THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

             THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' LIST OF APPROVED MUTUAL FUNDS.

[GRAPHIC]
             FIRST-TIER SECURITIES

             A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

 Nations Treasury Reserves

[GRAPHIC]

        INVESTMENT OBJECTIVE

        This Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[GRAPHIC]

        PRINCIPAL INVESTMENT STRATEGIES

        This Fund pursues its objective by generally investing in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, are considered to have remaining maturities of 397 days or less.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  o U.S. TREASURY OBLIGATIONS

  o REPURCHASE AGREEMENTS and REVERSE REPURCHASE AGREEMENTS secured by U.S. Treasury obligations

  o obligations whose principal and interest are backed by the U.S. government

 The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

 The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

 Although not part of its principal investment strategies, the Fund may also lend its portfolio securities to qualified institutional investors.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  o Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  o Security analysis includes evaluating the credit quality of an instrument.

 Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

[GRAPHIC]

               YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND STARTING ON PAGE 10 AND IN THE SAI.

[GRAPHIC]

        RISKS AND OTHER THINGS TO CONSIDER

        Nations Treasury Reserves has the following risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

[GRAPHIC]

        MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET
        CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS, AND FUND
        EXPENSES.

        FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT
        1.800.626.2275. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

[GRAPHIC]

        A LOOK AT THE FUND'S PERFORMANCE

        The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

[GRAPHIC TABLE APPEARS HERE]

     1996      1997      1998
     ----      ----      ----
     3.26%     5.11%     4.97%

* Return is from inception (5-2-96) to 12-31-96.


        YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999:  3.24%

        BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

  Best: 4th quarter 1997:            1.29%
  Worst: 4th quarter 1998:           1.08%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                  1 year      Since inception
  Market Class Shares           4.97%        5.01%

[GRAPHIC]

        THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

        TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

[GRAPHIC]

        WHAT IT COSTS TO INVEST IN THE FUND

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)                        Market Class Shares
        Maximum sales charge (load) imposed on purchases        none
        Maximum deferred sales charge (load) none ANNUAL FUND OPERATING
        EXPENSES1 (Expenses that are deducted from the Fund's assets) Management fees 0.15% Distribution (12b-1) and shareholder servicing fees 0.45%
        Other expenses 0.15%
                                                                ------
        Total annual Fund operating expenses                      0.75%
        Fee waivers and/or reimbursements                        (0.10)%
                                                                ------
        Total net expenses2                                       0.65%
                                                                ======

        1The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

        2The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.



[GRAPHIC]

        THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

      o you reinvest all dividends and distributions in the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above

      o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year     3 years     5 years     10 years
  Market Class Shares     $66        $230        $407        $921

[GRAPHIC]

         Other important information

 You'll find specific information about each Fund's principal investments, strategies and risks in the descriptions starting on page 4. The following are some other risks and information you should consider before you invest:

     o SPECIAL RULES FOR MONEY MARKET FUNDS - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

     o may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

       o must maintain an AVERAGE DOLLAR-WEIGHTED MATURITY of 90 days or less

       o may normally invest no more than 5% of their assets in a single security, other than U.S. government securities; however, they may invest up to 25% of their assets in a FIRST-TIER SECURITY for up to three business days

       o may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities

     o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

     o INVESTING DEFENSIVELY - A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons does not earn income.

[GRAPHIC]

         How the Funds are managed

[GRAPHIC]

             BANC OF AMERICA ADVISORS, INC.


             ONE BANK OF AMERICA PLAZA
             CHARLOTTE, NORTH CAROLINA 28255

 INVESTMENT ADVISER
 BAAI is the investment adviser to over 60 mutual fund portfolios in Nations Funds, including the Money Market Funds described in this prospectus.

 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of each Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to each Fund.

 BAAI has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Funds' last fiscal year, after waivers and/or reimbursements:

 ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                  Maximum     Actual fee
                                 advisory      paid last
                                   fee1       fiscal year
  Nations Cash Reserves         0.15%        0.15%
  Nations Treasury Reserves     0.15%        0.13%

 1These fees are the current contract levels, which have been reduced from the contract levels in effect during the last fiscal year.

 INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged an investment sub-adviser, Banc of America Capital Management, Inc., to provide day-to-day portfolio management for the Funds. BACAP functions under the supervision of BAAI and the Boards of Directors/Trustees of Nations Funds.

[GRAPHIC]

             BANC OF AMERICA CAPITAL MANAGEMENT, INC.


             ONE BANK OF AMERICA PLAZA
             CHARLOTTE, NORTH CAROLINA 28255

 BANC OF AMERICA CAPITAL MANAGEMENT, INC.
 BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including EQUITY and FIXED INCOME SECURITIES, and MONEY MARKET INSTRUMENTS.

 Currently managing more than $90 billion, BACAP has over 200 institutional clients and is sub-adviser to more than 50 mutual funds in Nations Funds. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

 BACAP is the investment sub-adviser to the Funds shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

Fund                            BACAP Team
  Nations Cash Reserves         Taxable Money Market Management Team
  Nations Treasury Reserves     Taxable Money Market Management Team

[GRAPHIC]

             STEPHENS INC.


             111 CENTER STREET
             LITTLE ROCK, ARKANSAS 72201

 OTHER SERVICE PROVIDERS
 The Funds are distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees to companies for selling shares and providing services to investors.

 BAAI is also co-administrator of the Funds, and assists in overseeing the administrative operations of the Funds. The Funds pay BAAI and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

[GRAPHIC]

             PFPC INC.


             400 BELLEVUE PARKWAY
             WILMINGTON, DELAWARE 19809

 PFPC Inc. (PFPC) is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------


[GRAPHIC]

             WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

[GRAPHIC]

             A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK IS OPEN.

             THE FEDERAL RESERVE BANK OF NEW YORK IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


[GRAPHIC]

         Buying, selling and exchanging shares

 This prospectus offers Market Class Shares of the Funds. Here are some general rules about this class of shares:

  o Market Class Shares are available to financial institutions and intermediaries for their own accounts, and for certain institutional client accounts for which they may provide automated cash management or other services. These include:

        o Bank of America and certain of its affiliates

        o certain other financial institutions and intermediaries

  o The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount.

  o There is no minimum for additional investments.

  o There are no sales charges for buying, selling or exchanging these shares.

 You'll find more information about buying, selling and exchanging Market Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

 The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275. You can also contact your investment professional.

 HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times:

  o 5:00 p.m. Eastern time each business day for each share class of Nations Cash Reserves and Nations Treasury Reserves

 First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

 VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day will receive that day's net asset value per share:

  o 3:00 p.m. Eastern time for Nations Cash Reserves and Nations Treasury
    Reserves

 Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the TRADE DATE. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

 TELEPHONE ORDERS
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

     Here's how telephone orders work:

     o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC]

        BUYING SHARES

        Here are some general rules for buying shares:

          o Investors buy Market Class Shares at net asset value per share.

          o If we don't receive payment by 4:00 p.m. Eastern time on the business day Stephens, PFPC or their agents receive the order, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time.

          o Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.


[GRAPHIC]

        SELLING SHARES

        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire on the same business day that Stephens, PFPC or their agents receive the order.

          o We may take up to three business days to send the sale proceeds if we believe that an earlier payment could adversely affect the Fund.

          o Investors that qualify for telephone orders can sell up to $50,000 in shares by telephone.

          o If shares were paid for with a check that wasn't certified, we'll hold the sale proceeds when those shares are sold for at least 15 days after the trade date of the purchase, or until the check has cleared.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Shares that are held in certificate form must be signed (or accompanied by a signed stock power) and sent to PFPC. The investor's signature must be guaranteed, unless other arrangements have been made with us. We may ask for any other information we need to prove that the order is properly authorized.

          o Under certain circumstances allowed under the 1940 Act, we can pay investors in securities or other property when they sell shares.

          o We can delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information about these restrictions please contact your retirement plan administrator.

        We may sell shares:

          o if the value of an investor's account falls below $500. We'll provide 30 days notice in writing if we're going to do this

          o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

          o under certain other circumstances allowed under the 1940 Act



[GRAPHIC]

        YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

[GRAPHIC]

        EXCHANGING SHARES

        Investors can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.

        Here's how exchanges work:

          o Investors can exchange Market Class Shares of a Fund for Market Class Shares of any other Nations Reserves Money Market Fund.

          o Investors must exchange at least $250,000 at a time.

          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

          o Shares that are held in certificate form cannot be exchanged until PFPC has received the certificate and deposited the shares to the investor's account.

[GRAPHIC]

         How selling and servicing agents are paid

[GRAPHIC]

         THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

         THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

         THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

 Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class you invest in. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
 Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

 Stephens may be compensated or reimbursed for distribution-related expenses up to an annual maximum of 0.20% of the average daily net assets of Market Class Shares of the Funds, some or all of which may be paid to selling agents.

 Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Market Class Shares of the Funds.

 Fees are calculated daily and deducted monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

 The Funds pay these fees to eligible selling and servicing agents for as long as the plans continue. We may reduce or discontinue payments at any time.

 OTHER COMPENSATION
 Selling and servicing agents may also receive:

  o a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

 This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BAAI, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

 BAAI also may pay amounts from its own assets to Stephens or to selling or servicing agents for services they provide.

[GRAPHIC]

         Distributions and taxes

[GRAPHIC]

         THE POWER OF COMPOUNDING

         REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A
         FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

         PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

 ABOUT DISTRIBUTIONS A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

  o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gains to their shareholders so the Funds won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 Although the Funds do not expect to realize any capital gains, any capital gains realized by a Fund will be distributed at least once a year.

 The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month.

 A distribution is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive distributions from the SETTLEMENT DATE (daily dividend Funds) or the TRADE DATE (all other Funds) of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.626.2275.

[GRAPHIC]

             THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

[GRAPHIC]

             FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.


 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions of net investment income and any excess of net short-term capital gains over net long-term capital losses generally are taxable to you as ordinary income.

 Although the Funds do not expect to realize any capital gains, any distributions of net capital gains (generally the excess of net long-term capital gains over net short-term capital losses) generally are taxable to you as net capital gains.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 U.S. GOVERNMENT OBLIGATIONS
 If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and personal income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax advisor.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o the IRS informs us that you are otherwise subject to backup withholding

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[GRAPHIC]

                                  Financial highlights


                          The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

                          This information has been audited by
                          PricewaterhouseCoopers LLP. The auditor's report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS CASH RESERVES      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    Period ended         Year ended       Period ended
Market Class                                         3/31/99(a)           04/30/98         04/30/97*
 Net asset value, beginning of period                $ 1.00               $ 1.00           $ 1.00
Net investment income                                 0.0447               0.0519           0.0493
 Dividends from net investment income                (0.0447)             (0.0519)         (0.0493)
Net asset value, end of period                       $ 1.00               $ 1.00           $ 1.00
 TOTAL RETURN++                                       4.56%                 5.33%            5.04%
============================================         ========             ========         =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)                 $1,486,502           $649,503         $333,000
 Ratio of operating expenses to average net
  assets                                              0.61%+(b)           0.55%**         0.55%+
Ratio of net investment income to average
  net assets                                          4.83%+              5.19%           4.97%+
 Ratio of operating expenses to average net
  assets without waivers                              0.88%+(b)           0.89%           0.80%+

                           * Nations Cash Reserves Market Class Shares commenced operations on May 3, 1996.
                           ** The effect of interest expense on the operating expense ratio was less than 0.01%.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges. (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. (b) The effect of fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

NATIONS TREASURY RESERVES FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    Period ended         Year ended      Period ended
Market Class                                         3/31/99(a)           04/30/98        04/30/97*
 Net asset value, beginning of period                $ 1.00               $  1.00         $ 1.00
Net investment income                                 0.0423                0.0505         0.0481
 Dividends from net investment income                (0.0423)             (0.0505)        (0.0481)
Net asset value, end of period                       $ 1.00               $  1.00         $ 1.00
 TOTAL RETURN++                                       4.31%                  5.18%          4.92%
============================================         ========             ========        =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)                 $1,169,932           $265,495        $123,396
 Ratio of operating expenses to average net
  assets                                              0.62%+(b)             0.55%          0.55%+
Ratio of net investment income to average
  net assets                                          4.57%+                5.06%          4.85%+
 Ratio of operating expenses to average net
  assets without waivers                              0.90%+(b)             0.90%          0.81%+

                           * Nations Treasury Reserves Market Class Shares commenced operations on May 3, 1996.
                           + Annualized.
                           ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges. (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. (b) The effect of fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

[GRAPHIC]

          Terms used in this prospectus

 AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 CAPITAL GAIN OR LOSS - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

 COMMERCIAL PAPER - a money market instrument issued by a large company.

 COMMON STOCK - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 DEBT SECURITY - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FIRST-TIER SECURITY - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

 GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a rated insurance company in return for a payment by an investor.

 HIGH QUALITY - in the case of municipal securities, a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch, S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's in the case of certain bonds that are lacking a short-term rating from the required number of NRSROs; rated D-1 or higher by D&P, F-1 or higher by Fitch, SP-1 by S&P, or MIG-1 by Moody's in the case of notes; rated D-1 or higher by D&P, F-1 or higher by Fitch, or VMIG-1 by Moody's in the case of variable rate demand notes; or rated D-1 or higher by D&P, F-1 or higher by Fitch, A-1 or higher by S&P or PRIME-1 by Moody's in the case of tax-exempt commercial paper. The portfolio management team may consider an unrated municipal security to be investment grade if the team believes it to be of comparable quality, based on guidelines provided by the Fund's Board of Directors. Please see the SAI for more information about credit ratings.

 MONEY MARKET INSTRUMENT - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

 MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 NON-DIVERSIFIED - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 PASS-THROUGH CERTIFICATE - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

 PRIVATE ACTIVITY BOND - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Private activity bonds are generally taxable, unless their use is specifically exempted, or may be treated as tax preference items.

 REPURCHASE AGREEMENT - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

 REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

 SECOND-TIER SECURITY - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 SETTLEMENT DATE - The date on which an order is settled either by payment or delivery of securities.

 SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATIONS - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

[GRAPHIC]

         Where to find more information

 You'll find more information about the Money Market Funds in the following documents:


[GRAPHIC]

        ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports.


[GRAPHIC]

        STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations
        Funds:

        By telephone: 1.800.626.2275

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255

        If you prefer, you can write the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there. Please call the SEC for more information.

        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        www.sec.gov

SEC file number:
Nations Reserves, 811-6030

NF-MARKET-12/99

[GRAPHIC]

MONEY MARKET FUND
PROSPECTUS   --   DAILY CLASS SHARES

                                                                  AUGUST 1, 1999
                                                              AS SUPPLEMENTED ON
                                                              DECEMBER 31, 1999

Money Market Fund
NATIONS MONEY MARKET RESERVES

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                NOT FDIC INSURED
                                 MAY LOSE VALUE
                               NO BANK GUARANTEE

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------


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             TERMS USED IN THIS PROSPECTUS



             IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.

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             YOU'LL FIND TERMS USED IN
             THIS PROSPECTUS ON PAGE 19.


             YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

             AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS.

 This booklet, which is called a prospectus, tells you about one of the Nations Funds Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

 This prospectus offers Daily Class Shares of the Fund. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to page 10 for more information about who is eligible to buy this class of shares.

 ABOUT THE FUND
 The Money Market Fund seeks to provide income while protecting your original investment by investing in MONEY MARKET INSTRUMENTS.

 Money market instruments include short-term DEBT SECURITIES that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

 IS THIS FUND RIGHT FOR YOU?
 Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

 The Money Market Fund may be suitable for you if:

  o you're looking for a relatively low risk investment with stability of principal

  o you have short-term income needs

  It may not be suitable for you if:

  o you're looking for higher returns

  o you're more comfortable with bank deposits that are FDIC-insured

 You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

 FOR MORE INFORMATION
 If you have any questions about the Fund, please call us at 1.800.626.2275. You can also contact your investment professional.

 You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------


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             BANC OF AMERICA ADVISORS, INC.


             BANC OF AMERICA ADVISERS, INC. (BAAI) IS THE INVESTMENT ADVISER TO THE FUND. BAAI IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BAAI AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER -- BANC OF AMERICA CAPITAL MANAGEMENT, INC. (BACAP)*, WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

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             YOU'LL FIND MORE ABOUT
             BAAI AND BACAP
             STARTING ON PAGE 8.

             *BACAP'S NAME IS EXPECTED TO BE CHANGED FROM TRADESTREET INVESTMENT ASSOCIATES, INC. ON OR ABOUT JANUARY 18, 2000.

[GRAPHIC]

About the Money Market Fund
NATIONS MONEY MARKET RESERVES                            4
Sub-adviser: BACAP
---------------------------------------------
OTHER IMPORTANT INFORMATION                              7
---------------------------------------------
HOW THE FUND IS MANAGED                                  8


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About your investment
INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                 10
  How selling and servicing agents are paid             16
  Distributions and taxes                               17
---------------------------------------------
TERMS USED IN THIS PROSPECTUS                           19
---------------------------------------------
WHERE TO FIND MORE INFORMATION                  BACK COVER

ABOUT THE MONEY MARKET FUND
--------------------------------------------------------------------------------


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             ABOUT THE SUB-ADVISER


             BACAP IS THIS FUND'S SUB-ADVISER. BACAP'S TAXABLE MONEY MARKET MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

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             YOU'LL FIND MORE ABOUT
             BACAP ON PAGE 9.

             THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

             THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF CLASS 1 MONEY MARKET MUTUAL FUNDS.


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             FIRST-TIER SECURITIES

             A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN THE HIGHEST CREDIT RATING BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

 Nations Money Market Reserves

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        INVESTMENT OBJECTIVE

        This Fund's investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.


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        PRINCIPAL INVESTMENT STRATEGIES

        This Fund pursues its objective by generally investing in a diversified portfolio of high quality MONEY MARKET INSTRUMENTS that, at the time of investment, are considered to have remaining maturities of 397 days or less.

 THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:
  o COMMERCIAL PAPER
  o BANK OBLIGATIONS
  o short-term DEBT SECURITIES, including instruments issued by certain trusts, partnerships or other SPECIAL PURPOSE ISSUERS, like PASS-THROUGH CERTIFICATES representing PARTICIPATIONS in, or instruments backed by, the securities and other assets owned by these issuers
  o short-term taxable MUNICIPAL SECURITIES
  o REPURCHASE AGREEMENTS secured by first-tier securities or U.S. GOVERNMENT OBLIGATIONS

 The Fund may also invest in other money market funds, consistent with its investment objective and strategies. The Fund may invest more than 25% of its assets in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks, when the portfolio management team believes market conditions warrant it.

 Although not part of its principal investment strategies, the Fund may also lend its portfolio securities to qualified institutional investors and may engage in reverse repurchase agreements.

 The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  o Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  o Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  o Security analysis includes evaluating the credit quality of an instrument.

 Securities are normally held to maturity, but the team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the team determines that the security is no longer a suitable investment, and for other reasons.

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        YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND STARTING ON
        PAGE 7 AND IN THE SAI.

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        RISKS AND OTHER THINGS TO CONSIDER

        Nations Money Market Reserves has the following risks:

     o INVESTMENT STRATEGY RISK - Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

     o INCOME/PRINCIPAL PAYMENT RISK - The Fund's ability to pay distributions depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.


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        MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET
        CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS, AND FUND
        EXPENSES.

        THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

        FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT
        1.800.626.2275. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.



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        A LOOK AT THE FUND'S PERFORMANCE

        The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

        YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

[GRAPHIC TABLE APPEARS HERE]

     1989      1990      1991      1992      1993      1994      1995      1996      1997      1998
     ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
     9.36%     8.25%     6.36%     4.02%     3.07%     4.02%     5.78%     5.28%     5.62%     5.55%

     YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999:  3.74%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

  Best: 2nd quarter 1989:            2.40%
  Worst: 2nd quarter 1993:           0.75%

        AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                   1 year      5 years     10 years
  Capital Class Shares           5.55%        5.25%       5.72%

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        THERE ARE TWO KINDS OF FEES -- SALES CHARGES YOU PAY DIRECTLY, AND
        ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S
        ASSETS.

        TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

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        WHAT IT COSTS TO INVEST IN THE FUND

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        SHAREHOLDER FEES
        (Fees paid directly from your investment)               DAILY CLASS SHARES
        Maximum sales charge (load) imposed on purchases        none
        Maximum deferred sales charge (load) none ANNUAL FUND OPERATING
        EXPENSES(1) (Expenses that are deducted from the Fund's assets)
        Management fees 0.15% Distribution (12b-1) and shareholder servicing fees 0.60% Other expenses 0.16%
                                                                ------
        Total annual Fund operating expenses                      0.91%
        Fee waivers and/or reimbursements                        (0.11)%
                                                                ------
        Total net expenses(2)                                     0.80%
                                                                ======

      (1)The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as needed, to reflect current service provider fees.

      (2)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2000. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.


[GRAPHIC]

        THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

        EXAMPLE
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

        This example assumes:

      o you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

      o you reinvest all dividends and distributions in the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above

      o the waivers and/or reimbursements shown above expire July 31, 2000 and are not reflected in the 3, 5 and 10 year examples

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 year     3 years     5 years     10 years
  Daily Class Shares     $82        $279        $493        $1,109

[GRAPHIC]

         Other important information


 You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

     o SPECIAL RULES FOR MONEY MARKET FUNDS - Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:

      o may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

      o must maintain an AVERAGE DOLLAR-WEIGHTED MATURITY of 90 days or less

      o may normally invest no more than 5% of its assets in a single security, other than U.S. government securities; however, they may invest up to 25% of its assets in a FIRST-TIER SECURITY for up to three business days

      o may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

     o CHANGING INVESTMENT OBJECTIVES AND POLICIES - The investment objective and certain investment policies of any Fund cannot be changed without shareholder approval.

     o HOLDING OTHER KINDS OF INVESTMENTS - The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio managers or management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

     o INVESTING DEFENSIVELY - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons does not earn income.

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         How the Fund is managed

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             BANC OF AMERICA ADVISORS, INC.


             ONE BANK OF AMERICA PLAZA
             CHARLOTTE, NORTH CAROLINA 28255

 INVESTMENT ADVISER
 BAAI is the investment adviser to over 60 mutual fund portfolios in Nations Funds, including the Money Market Fund described in this prospectus.

 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 Nations Funds pays BAAI an annual fee for its investment advisory services. The fee is calculated daily based on the average net assets of the Fund and is paid monthly. BAAI uses part of this money to pay investment sub-advisers for the services they provide to the Fund.

 BAAI has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2000. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

 The following chart shows the maximum advisory fees BAAI can receive, along with the actual advisory fees it received during the Fund's last fiscal year, after waivers and/or reimbursements:

 ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                      Maximum     Actual fee
                                     advisory      paid last
                                       fee1       fiscal year
  Nations Money Market Reserves     0.15%        0.12%

 1These fees are the current contract levels, which have been reduced from the contract levels in effect during the last fiscal year.

 INVESTMENT SUB-ADVISER
 Nations Funds and BAAI have engaged an investment sub-adviser, Banc of America Capital Management, Inc., to provide day-to-day portfolio management for the Fund. BACAP functions under the supervision of BAAI and the Boards of Directors/Trustees of Nations Funds.


[GRAPHIC]

             BANC OF AMERICA CAPITAL MANAGEMENT, INC.


             ONE BANK OF AMERICA PLAZA
             CHARLOTTE, NORTH CAROLINA 28255

 BANC OF AMERICA CAPITAL MANAGEMENT, INC.
 BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including EQUITY and FIXED INCOME SECURITIES, and MONEY MARKET INSTRUMENTS.

 Currently managing more than $90 billion, BACAP has over 200 institutional clients and is sub-adviser to more than 50 mutual funds in Nations Funds. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

 BACAP is the investment sub-adviser to the Fund shown in the table below. The table also tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for the Fund.

Fund                                BACAP Team
  Nations Money Market Reserves      Taxable Money Market Management Team



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             STEPHENS INC.


             111 CENTER STREET
             LITTLE ROCK, ARKANSAS 72201

 OTHER SERVICE PROVIDERS
 The Fund is distributed and co-administered by Stephens Inc., a registered broker/dealer. Stephens may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.

 BAAI is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BAAI and Stephens a combined fee of 0.10% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.


[GRAPHIC]

             PFPC INC.


             400 BELLEVUE PARKWAY
             WILMINGTON, DELAWARE 19809

 PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------


[GRAPHIC]

             WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.


[GRAPHIC]

         Buying, selling and exchanging shares

 This prospectus offers Daily Class Shares of the Fund. Here are some general rules about this class of shares:

  o Daily Class Shares are available on a direct basis or through financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other services. These include:

      o Bank of America and certain of its affiliates

      o certain other financial institutions and intermediaries

  o The minimum initial investment is $1,000. There is no minimum for additional investments.

  o The minimum initial investment is $100 using the Systematic Investment Plan. The minimum for additional investments under this plan is $100.

  o There are no sales charges for buying, selling or exchanging these shares.

 You'll find more information about buying, selling and exchanging Daily Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

 The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.626.2275. You can also contact your investment professional.

                          Ways to
                        buy, sell or               How much you can buy,
                          exchange                   sell or exchange                             Other things to know
------------------------------------------------------------------------------------------------------------------------------------
Buying shares        In a lump sum       minimum initial investment:              There is no limit to the amount you can invest
                                         o $1,000                                 in Daily Class Shares.
                                         minimum additional investment:
                                         o none
                     Using our           minimum initial investment:              You can buy shares monthly, twice a month or
                     Systematic          o $100                                   quarterly, using automatic transfers from your
                     Investment Plan     minimum additional investment:           bank account.
                                         o $100
------------------------------------------------------------------------------------------------------------------------------------
Selling                                  shares In a lump sum o you can sell up
                                         to $50,000 of your We usually send you
                                         the sale proceeds on the shares by
                                         telephone, otherwise there same day
                                         that we receive your order.
                                         are no limits to the amount you can
                                         sell
                                         o other restrictions may apply to If
                                         you paid for your shares with a check
                                         that withdrawals from retirement plan
                                         wasn't certified, we'll hold the sale
                                         proceeds accounts when you sell those
                                         shares for at least 15 days
                                                                                  after the trade date of the purchase, or until the
                                                                                  check has cleared.
                     Using our free      o minimum $250 per check                 You can write checks for free. You can only use
                     checkwriting                                                 checks to make partial withdrawals from a
                     service                                                      Fund. You can't use a check to make a full
                                                                                  withdrawal from a Fund.
                     Using our           o minimum $25 per withdrawal             Your account balance must be at least $10,000
                     Automatic                                                    to set up the plan. You can make withdrawals
                     Withdrawal Plan                                              monthly, twice a month or quarterly. We'll send
                                                                                  your money by check or deposit it directly to
                                                                                  your bank account.
------------------------------------------------------------------------------------------------------------------------------------
 Exchanging shares    In a lump sum      o minimum $1,000 per exchange            You can exchange Daily Class shares of a Fund
                                                                                  for Daily Class Shares of any other Nations
                                                                                  Reserves Money Market Fund.

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             A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK
             IS OPEN.

             THE FEDERAL RESERVE BANK OF NEW YORK IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

 HOW SHARES ARE PRICED
 All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following time:


  o 5:00 p.m. Eastern time each business day for each share class of Nations Money Market Reserves

 First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.

 VALUING SECURITIES IN A FUND
 The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

 HOW ORDERS ARE PROCESSED
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents by the following times on a business day will receive that day's net asset value per share:

  o 3:00 p.m. Eastern time for Nations Money Market Reserves

 Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the TRADE DATE. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

 TELEPHONE ORDERS
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

     Here's how telephone orders work:

     o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     o Telephone orders may be difficult to complete during periods of significant economic or market change.


[GRAPHIC]

        BUYING SHARES

        Here are some general rules for buying shares:

      o Investors buy Daily Class Shares at net asset value per share.

      o If we don't receive payment by 4:00 p.m. Eastern time on the business day Stephens, PFPC or their agents receive the order, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

      o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time.

      o Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

 SYSTEMATIC INVESTMENT PLAN
 You can make regular purchases of $100 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.

     Here's how the plan works:

     o You can buy shares twice a month, monthly or quarterly.

     o You can choose to have us transfer your money on or about the 15th or the last day of the month.

     o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your financial adviser.

[GRAPHIC]

        SELLING SHARES

        Here are some general rules for selling shares:

      o We normally send the sale proceeds by federal funds wire on the same business day that Stephens, PFPC or their agents receive the order.

      o We may take up to three business days to send the sale proceeds if we believe that an earlier payment could adversely affect the Fund.

      o Investors that qualify for telephone orders can sell up to $50,000 in shares by telephone.

      o If shares were paid for with a check that wasn't certified, we'll hold the sale proceeds when those shares are sold for at least 15 days after the trade date of the purchase, or until the check has cleared.

      o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

      o Shares that are held in certificate form must be signed (or accompanied by a signed stock power) and sent to PFPC. The investor's signature must be guaranteed, unless other arrangements have been made with us. We may ask for any other information we need to prove that the order is properly authorized.

      o Under certain circumstances allowed under the 1940 Act, we can pay investors in securities or other property when they sell shares.

      o We can delay payment of the sale proceeds for up to seven days.

      o Other restrictions may apply to retirement plan accounts. For more information about these restrictions please contact your retirement plan administrator.

        We may sell shares:

      o if the value of an investor's account falls below $500. We'll provide 30 days notice in writing if we're going to do this

      o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

      o under certain other circumstances allowed under the 1940 Act

 CHECKWRITING SERVICE
 You can withdraw money from the Fund using our free checkwriting service. You can contact your financial adviser or us to set up the service.

     Here's how the service works:

     o Each check you write must be for $250 or more.

     o You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

     o Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

     o We can change or cancel the service by giving you 30 days notice in writing.

 AUTOMATIC WITHDRAWAL PLAN
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your financial adviser or us to set up the plan.

     Here's how the plan works:

     o Your account balance must be at least $10,000 to set up the plan.

     o If you set up the plan after you've opened your account, your signature must be guaranteed.

     o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

     o We'll send you a check or deposit the money directly to your bank account.

     o You can cancel the plan by giving your financial adviser or us 30 days notice in writing.

 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.


[GRAPHIC]

             YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

[GRAPHIC]

        EXCHANGING SHARES

        Investors can sell shares of a Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.

        Here's how exchanges work:

      o Investors can exchange Daily Class Shares of a Fund for Daily Class Shares of any other Nations Reserves Money Market Fund.

      o Investors must exchange at least $1,000 at a time.

      o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

      o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

      o Exchanges can generally only be made into a Fund that is accepting investments.

      o We may limit the number of exchanges that can be made within a specified period of time.

      o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

      o Shares that are held in certificate form cannot be exchanged until PFPC has received the certificate and deposited the shares to the investor's account.

[GRAPHIC]

         How selling and servicing agents are paid

[GRAPHIC]

             THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

             THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

             THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

 Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class you invest in. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
 Stephens and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

 Stephens may be reimbursed for distribution-related expenses up to an annual maximum of 0.35% of the average daily net assets of Daily Class Shares of the Fund, some or all of which may be paid to selling agents.

 Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Daily Class Shares of the Fund.

 Fees are calculated daily and deducted monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

 The Fund pays these fees to eligible selling and servicing agents for as long as the plans continue. We may reduce or discontinue payments at any time.

 OTHER COMPENSATION
 Selling and servicing agents may also receive:

  o a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  o an additional amount of up to 0.50% of the net asset value per share on all sales of Daily Class Shares to retirement plans

  o non-cash compensation like trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

 This compensation which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investments, Inc., an affiliate of BAAI, and certain other selling or servicing agents. Selected selling and servicing agents may also receive compensation for opening a minimum number of accounts. Stephens may cancel any compensation program at any time.

 BAAI also may pay amounts from its own assets to Stephens or to selling or servicing agents for services they provide.

[GRAPHIC]

         Distributions and taxes

[GRAPHIC]

         THE POWER OF COMPOUNDING

         REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A
         FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

         PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

 ABOUT DISTRIBUTIONS A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on COMMON STOCKS.

  o A fund can also have CAPITAL GAINS if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gains to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gains to its shareholders so the Fund won't have to pay any income tax. When a Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 Although the Fund does not expect to realize any capital gains, any capital gains realized by a Fund will be distributed at least once a year.

 The Fund declares distributions of net investment income each business day and pays them on the first business day of each month.

 A distribution is paid based on the number of shares you hold on the record date which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive distributions from the SETTLEMENT DATE (daily dividend Funds) or the TRADE DATE (all other Funds) of the purchase up to and including the day before the shares are sold.

 Different share classes of a Fund usually pay different distribution amounts, because each class has different expenses.

 We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
 1.800.626.2275 if you're an institutional investor, or 1.800.321.7854 if you're an individual investor.

[GRAPHIC]

             THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

[GRAPHIC]

             FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.


 HOW TAXES AFFECT YOUR INVESTMENT
 Distributions of net investment income and any excess of net short-term capital gains over net long-term capital losses generally are taxable to you as ordinary income.

 Although the Fund does not expect to realize any capital gains, any distributions of net capital gains (generally the excess of net long-term capital gains over net short-term capital losses) generally are taxable to you as net capital gains.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 U.S. GOVERNMENT OBLIGATIONS
 If you invest in U.S. government obligations directly, interest on those obligations is free from state and local and personal income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax advisor.

 WITHHOLDING TAX
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o the IRS informs us that you are otherwise subject to backup withholding

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.

 TAXATION OF REDEMPTIONS AND EXCHANGES
 As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

[GRAPHIC]

          Terms used in this prospectus

 AVERAGE DOLLAR-WEIGHTED MATURITY - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 BANK OBLIGATION - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 CAPITAL GAIN OR LOSS - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

 COMMERCIAL PAPER - a money market instrument issued by a large company.

 COMMON STOCK - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 DEBT SECURITY - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 EQUITY SECURITY - an investment that gives you part ownership in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 FIRST-TIER SECURITY - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

 FIXED INCOME SECURITY - an intermediate to long-term debt security that matures in more than one year.

 GUARANTEED INVESTMENT CONTRACT - an investment instrument issued by a rated insurance company in return for a payment by an investor.

 HIGH QUALITY - in the case of municipal securities, a long-term rating of A or higher from Duff & Phelps Credit Rating Co. (D&P), Fitch, S&P, Thomson BankWatch, Inc. (BankWatch), or Moody's in the case of certain bonds that are lacking a short-term rating from the required number of NRSROs; rated D-1 or higher by D&P, F-1 or higher by Fitch, SP-1 by S&P, or MIG-1 by Moody's in the case of notes; rated D-1 or higher by D&P, F-1 or higher by Fitch, or VMIG-1 by Moody's in the case of variable rate demand notes; or rated D-1 or higher by D&P, F-1 or higher by Fitch, A-1 or higher by S&P or PRIME-1 by Moody's in the case of tax-exempt commercial paper. The portfolio management team may consider an unrated municipal security to be investment grade if the team believes it to be of comparable quality, based on guidelines provided by the Fund's Board of Directors. Please see the SAI for more information about credit ratings.

 MONEY MARKET INSTRUMENT - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

 MUNICIPAL SECURITY (OBLIGATION) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 NON-DIVERSIFIED - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

 PARTICIPATION - a pass-through certificate representing a share in a pool of debt obligations or other instruments.

 PASS-THROUGH CERTIFICATE - securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

 PRIVATE ACTIVITY BOND - a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Private activity bonds are generally taxable, unless their use is specifically exempted, or may be treated as tax preference items.

 REPURCHASE AGREEMENT - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide very low-risk return and can virtually eliminate credit difficulties.

 REVERSE REPURCHASE AGREEMENT - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

 SECOND-TIER SECURITY - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

 SETTLEMENT DATE - the date on which an order is settled either by payment or delivery of securities.

 SPECIAL PURPOSE ISSUER - an entity organized solely to issue asset-backed securities on a pool of assets it owns.

 TRADE DATE - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. GOVERNMENT OBLIGATIONS - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

 U.S. TREASURY OBLIGATION - a debt security issued by the U.S. Treasury.

[GRAPHIC]

         Where to find more information

 You'll find more information about the Money Market Fund in the following documents:


[GRAPHIC]

        ANNUAL AND SEMI-ANNUAL REPORTS

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the auditor's reports.


[GRAPHIC]

        STATEMENT OF ADDITIONAL INFORMATION

        The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations
        Funds:

        By telephone: 1.800.626.2275

        By mail:
        NATIONS FUNDS
        C/O STEPHENS INC.
        ONE BANK OF AMERICA PLAZA
        33RD FLOOR
        CHARLOTTE, NC 28255

        If you prefer, you can write the SEC's Public Reference Room and ask them to mail you copies of these documents. They'll charge you a fee for this service. You can also download them from the SEC's website or visit the Public Reference Section and copy the documents while you're there. Please call the SEC for more information.

        PUBLIC REFERENCE SECTION OF THE SEC
        WASHINGTON, DC 20549-6009
        1.800.SEC.0330
        WWW.SEC.GOV

SEC file number:
Nations Reserves, 811-6030

NF-DAILY-12/99